Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000241067 [Member] | Mativ Holdings Inc 6 88 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[1]
C000241067 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 75 04 20 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
C000241067 [Member] | Allison Transmission Inc 3 75 01 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
C000241067 [Member] | Vistra Operations Co LLC 7 75 10 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000241067 [Member] | Iliad Holding S A S 6 50 10 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[1]
C000241067 [Member] | Melco Resorts Finance Ltd 5 38 12 04 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[1]
C000241067 [Member] | Studio City Finance Ltd 5 00 01 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
C000241067 [Member] | Tenet Healthcare Corp 6 75 05 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
C000241067 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 6 95 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[1]
C000241067 [Member] | ZF North America Capital Inc 6 88 04 14 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[1]
C000241067 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000241067 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241067 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000586 [Member] | Mativ Holdings Inc 6 88 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[2]
C000000586 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 75 04 20 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[2]
C000000586 [Member] | Allison Transmission Inc 3 75 01 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[2]
C000000586 [Member] | Vistra Operations Co LLC 7 75 10 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000000586 [Member] | Carriage Services Inc 4 25 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[2]
C000000586 [Member] | LCM Investments Holdings II LLC 8 25 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000000586 [Member] | EMRLD Borrower L P Emerald Co Issuer Inc 6 63 12 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[2]
C000000586 [Member] | Fortress Transportation and Infrastructure Investors LLC 7 88 12 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[2]
C000000586 [Member] | EQM Midstream Partners L P 6 50 07 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[2]
C000000586 [Member] | Aircastle Ltd 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[2]
C000000586 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000000586 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000586 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000586 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000586 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000588 [Member] | Mativ Holdings Inc 6 88 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[3]
C000000588 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 75 04 20 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[3]
C000000588 [Member] | Allison Transmission Inc 3 75 01 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[3]
C000000588 [Member] | Vistra Operations Co LLC 7 75 10 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000000588 [Member] | Carriage Services Inc 4 25 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[3]
C000000588 [Member] | LCM Investments Holdings II LLC 8 25 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000000588 [Member] | EMRLD Borrower L P Emerald Co Issuer Inc 6 63 12 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[3]
C000000588 [Member] | Fortress Transportation and Infrastructure Investors LLC 7 88 12 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[3]
C000000588 [Member] | EQM Midstream Partners L P 6 50 07 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[3]
C000000588 [Member] | Aircastle Ltd 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[3]
C000000588 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000000588 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000588 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000588 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000588 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000071210 [Member] | Mativ Holdings Inc 6 88 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[4]
C000071210 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 75 04 20 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[4]
C000071210 [Member] | Allison Transmission Inc 3 75 01 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[4]
C000071210 [Member] | Vistra Operations Co LLC 7 75 10 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[4]
C000071210 [Member] | Carriage Services Inc 4 25 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[4]
C000071210 [Member] | LCM Investments Holdings II LLC 8 25 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000071210 [Member] | EMRLD Borrower L P Emerald Co Issuer Inc 6 63 12 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[4]
C000071210 [Member] | Fortress Transportation and Infrastructure Investors LLC 7 88 12 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[4]
C000071210 [Member] | EQM Midstream Partners L P 6 50 07 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[4]
C000071210 [Member] | Aircastle Ltd 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[4]
C000071210 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000071210 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000071210 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000071210 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000071210 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000589 [Member] | Mativ Holdings Inc 6 88 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[5]
C000000589 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 75 04 20 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[5]
C000000589 [Member] | Allison Transmission Inc 3 75 01 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[5]
C000000589 [Member] | Vistra Operations Co LLC 7 75 10 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000000589 [Member] | Carriage Services Inc 4 25 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[5]
C000000589 [Member] | LCM Investments Holdings II LLC 8 25 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000000589 [Member] | EMRLD Borrower L P Emerald Co Issuer Inc 6 63 12 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[5]
C000000589 [Member] | Fortress Transportation and Infrastructure Investors LLC 7 88 12 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[5]
C000000589 [Member] | EQM Midstream Partners L P 6 50 07 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[5]
C000000589 [Member] | Aircastle Ltd 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[5]
C000000589 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000000589 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000589 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000589 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000589 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000023117 [Member] | Mativ Holdings Inc 6 88 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[6]
C000023117 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 75 04 20 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[6]
C000023117 [Member] | Allison Transmission Inc 3 75 01 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[6]
C000023117 [Member] | Vistra Operations Co LLC 7 75 10 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[6]
C000023117 [Member] | Carriage Services Inc 4 25 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[6]
C000023117 [Member] | LCM Investments Holdings II LLC 8 25 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[6]
C000023117 [Member] | EMRLD Borrower L P Emerald Co Issuer Inc 6 63 12 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[6]
C000023117 [Member] | Fortress Transportation and Infrastructure Investors LLC 7 88 12 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[6]
C000023117 [Member] | EQM Midstream Partners L P 6 50 07 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[6]
C000023117 [Member] | Aircastle Ltd 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[6]
C000023117 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000023117 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023117 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023117 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000023117 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000120675 [Member] | Mativ Holdings Inc 6 88 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[7]
C000120675 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 75 04 20 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[7]
C000120675 [Member] | Allison Transmission Inc 3 75 01 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[7]
C000120675 [Member] | Vistra Operations Co LLC 7 75 10 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000120675 [Member] | Carriage Services Inc 4 25 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[7]
C000120675 [Member] | LCM Investments Holdings II LLC 8 25 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000120675 [Member] | EMRLD Borrower L P Emerald Co Issuer Inc 6 63 12 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[7]
C000120675 [Member] | Fortress Transportation and Infrastructure Investors LLC 7 88 12 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[7]
C000120675 [Member] | EQM Midstream Partners L P 6 50 07 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[7]
C000120675 [Member] | Aircastle Ltd 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[7]
C000120675 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000120675 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000120675 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120675 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000120675 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000611 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000000611 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000000611 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000000611 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000000611 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000000611 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000217953 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000217953 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000217953 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000217953 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000217953 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000217953 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000085152 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000085152 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000085152 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000085152 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000085152 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000085152 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000000607 [Member] | Oct 15 2025 [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000000607 [Member] | Jan 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000000607 [Member] | Apr 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000000607 [Member] | Jul 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000000607 [Member] | Oct 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000000607 [Member] | Jan 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000000607 [Member] | Apr 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000000607 [Member] | Jul 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000000607 [Member] | Oct 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000000607 [Member] | Jan 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000000607 [Member] | Apr 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000000607 [Member] | Jul 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000607 [Member] | Oct 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000607 [Member] | Jan 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000000607 [Member] | Apr 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000000607 [Member] | Jul 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000000606 [Member] | Oct 15 2025 [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000000606 [Member] | Jan 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000000606 [Member] | Apr 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000000606 [Member] | Jul 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000000606 [Member] | Oct 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000000606 [Member] | Jan 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000000606 [Member] | Apr 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000000606 [Member] | Jul 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000000606 [Member] | Oct 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000000606 [Member] | Jan 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000000606 [Member] | Apr 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000000606 [Member] | Jul 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000606 [Member] | Oct 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000606 [Member] | Jan 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000000606 [Member] | Apr 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000000606 [Member] | Jul 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000071213 [Member] | Oct 15 2025 [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000071213 [Member] | Jan 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000071213 [Member] | Apr 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000071213 [Member] | Jul 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000071213 [Member] | Oct 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000071213 [Member] | Jan 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000071213 [Member] | Apr 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000071213 [Member] | Jul 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000071213 [Member] | Oct 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000071213 [Member] | Jan 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000071213 [Member] | Apr 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000071213 [Member] | Jul 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071213 [Member] | Oct 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071213 [Member] | Jan 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000071213 [Member] | Apr 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000071213 [Member] | Jul 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000023119 [Member] | Oct 15 2025 [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000023119 [Member] | Jan 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000023119 [Member] | Apr 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000023119 [Member] | Jul 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000023119 [Member] | Oct 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000023119 [Member] | Jan 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000023119 [Member] | Apr 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000023119 [Member] | Jul 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000023119 [Member] | Oct 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000023119 [Member] | Jan 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000023119 [Member] | Apr 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000023119 [Member] | Jul 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000023119 [Member] | Oct 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000023119 [Member] | Jan 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000023119 [Member] | Apr 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000023119 [Member] | Jul 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000164285 [Member] | Oct 15 2025 [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000164285 [Member] | Jan 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000164285 [Member] | Apr 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000164285 [Member] | Jul 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000164285 [Member] | Oct 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000164285 [Member] | Jan 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000164285 [Member] | Apr 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000164285 [Member] | Jul 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000164285 [Member] | Oct 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000164285 [Member] | Jan 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000164285 [Member] | Apr 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000164285 [Member] | Jul 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000164285 [Member] | Oct 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000164285 [Member] | Jan 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000164285 [Member] | Apr 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000164285 [Member] | Jul 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000000621 [Member] | U S Treasury Notes 3 75 08 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[8]
C000000621 [Member] | BX Trust Series 2021 LGCY Class A 5 96 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[8]
C000000621 [Member] | BAMLL Commercial Mortgage Securities Trust Series 2015 200P Class A 3 22 04 14 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[8]
C000000621 [Member] | Avis Budget Rental Car Funding AESOP LLC Series 2022 5A Class A 6 12 04 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[8]
C000000621 [Member] | U S Treasury Notes 4 38 07 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[8]
C000000621 [Member] | Energy Transfer L P 5 50 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[8]
C000000621 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[8]
C000000621 [Member] | Ford Motor Credit Co LLC 5 85 05 17 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[8]
C000000621 [Member] | John Deere Capital Corp 5 30 09 08 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[8]
C000000621 [Member] | COLT Mortgage Loan Trust Series 2022 5 Class A1 4 55 04 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[8]
C000000621 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000000621 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000621 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000621 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000000621 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000622 [Member] | U S Treasury Notes 3 75 08 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[9]
C000000622 [Member] | BX Trust Series 2021 LGCY Class A 5 96 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[9]
C000000622 [Member] | BAMLL Commercial Mortgage Securities Trust Series 2015 200P Class A 3 22 04 14 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[9]
C000000622 [Member] | Avis Budget Rental Car Funding AESOP LLC Series 2022 5A Class A 6 12 04 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[9]
C000000622 [Member] | U S Treasury Notes 4 38 07 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[9]
C000000622 [Member] | Energy Transfer L P 5 50 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[9]
C000000622 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[9]
C000000622 [Member] | Ford Motor Credit Co LLC 5 85 05 17 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[9]
C000000622 [Member] | John Deere Capital Corp 5 30 09 08 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[9]
C000000622 [Member] | COLT Mortgage Loan Trust Series 2022 5 Class A1 4 55 04 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[9]
C000000622 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000000622 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000622 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000622 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000000622 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000623 [Member] | U S Treasury Notes 3 75 08 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[10]
C000000623 [Member] | BX Trust Series 2021 LGCY Class A 5 96 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[10]
C000000623 [Member] | BAMLL Commercial Mortgage Securities Trust Series 2015 200P Class A 3 22 04 14 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[10]
C000000623 [Member] | Avis Budget Rental Car Funding AESOP LLC Series 2022 5A Class A 6 12 04 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[10]
C000000623 [Member] | U S Treasury Notes 4 38 07 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[10]
C000000623 [Member] | Energy Transfer L P 5 50 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[10]
C000000623 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[10]
C000000623 [Member] | Ford Motor Credit Co LLC 5 85 05 17 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[10]
C000000623 [Member] | John Deere Capital Corp 5 30 09 08 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[10]
C000000623 [Member] | COLT Mortgage Loan Trust Series 2022 5 Class A1 4 55 04 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[10]
C000000623 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000000623 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000623 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000623 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000000623 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000601 [Member] | Government National Mortgage Association TBA 5 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%	[11]
C000000601 [Member] | Government National Mortgage Association TBA 5 50 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[11]
C000000601 [Member] | Uniform Mortgage-Backed Securities TBA 4 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[11]
C000000601 [Member] | Government National Mortgage Association TBA 4 50 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[11]
C000000601 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[11]
C000000601 [Member] | Imperial Fund Mortgage Trust Series 2022 NQM1 Class M1 4 08 02 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[11]
C000000601 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[11]
C000000601 [Member] | Federal National Mortgage Association 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[11]
C000000601 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[11]
C000000601 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[11]
C000000601 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	69.90%
C000000601 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000000601 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000000601 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000000601 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000000601 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000000603 [Member] | Government National Mortgage Association TBA 5 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%	[12]
C000000603 [Member] | Government National Mortgage Association TBA 5 50 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[12]
C000000603 [Member] | Uniform Mortgage-Backed Securities TBA 4 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[12]
C000000603 [Member] | Government National Mortgage Association TBA 4 50 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[12]
C000000603 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[12]
C000000603 [Member] | Imperial Fund Mortgage Trust Series 2022 NQM1 Class M1 4 08 02 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[12]
C000000603 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[12]
C000000603 [Member] | Federal National Mortgage Association 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[12]
C000000603 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[12]
C000000603 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[12]
C000000603 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	69.90%
C000000603 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000000603 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000000603 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000000603 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000000603 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000000604 [Member] | Government National Mortgage Association TBA 5 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%	[13]
C000000604 [Member] | Government National Mortgage Association TBA 5 50 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[13]
C000000604 [Member] | Uniform Mortgage-Backed Securities TBA 4 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[13]
C000000604 [Member] | Government National Mortgage Association TBA 4 50 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[13]
C000000604 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[13]
C000000604 [Member] | Imperial Fund Mortgage Trust Series 2022 NQM1 Class M1 4 08 02 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[13]
C000000604 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[13]
C000000604 [Member] | Federal National Mortgage Association 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[13]
C000000604 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[13]
C000000604 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[13]
C000000604 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	69.90%
C000000604 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000000604 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000000604 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000000604 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000000604 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000071212 [Member] | Government National Mortgage Association TBA 5 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%	[14]
C000071212 [Member] | Government National Mortgage Association TBA 5 50 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[14]
C000071212 [Member] | Uniform Mortgage-Backed Securities TBA 4 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[14]
C000071212 [Member] | Government National Mortgage Association TBA 4 50 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[14]
C000071212 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000071212 [Member] | Imperial Fund Mortgage Trust Series 2022 NQM1 Class M1 4 08 02 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[14]
C000071212 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[14]
C000071212 [Member] | Federal National Mortgage Association 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[14]
C000071212 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[14]
C000071212 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[14]
C000071212 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	69.90%
C000071212 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071212 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000071212 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000071212 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000071212 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000029663 [Member] | Government National Mortgage Association TBA 5 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%	[15]
C000029663 [Member] | Government National Mortgage Association TBA 5 50 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[15]
C000029663 [Member] | Uniform Mortgage-Backed Securities TBA 4 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[15]
C000029663 [Member] | Government National Mortgage Association TBA 4 50 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[15]
C000029663 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[15]
C000029663 [Member] | Imperial Fund Mortgage Trust Series 2022 NQM1 Class M1 4 08 02 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[15]
C000029663 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[15]
C000029663 [Member] | Federal National Mortgage Association 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[15]
C000029663 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[15]
C000029663 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[15]
C000029663 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	69.90%
C000029663 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000029663 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000029663 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000029663 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000029663 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000188949 [Member] | Government National Mortgage Association TBA 5 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%	[16]
C000188949 [Member] | Government National Mortgage Association TBA 5 50 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[16]
C000188949 [Member] | Uniform Mortgage-Backed Securities TBA 4 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[16]
C000188949 [Member] | Government National Mortgage Association TBA 4 50 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[16]
C000188949 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[16]
C000188949 [Member] | Imperial Fund Mortgage Trust Series 2022 NQM1 Class M1 4 08 02 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[16]
C000188949 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[16]
C000188949 [Member] | Federal National Mortgage Association 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[16]
C000188949 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[16]
C000188949 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[16]
C000188949 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	69.90%
C000188949 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000188949 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000188949 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000188949 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000188949 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000000605 [Member] | Government National Mortgage Association TBA 5 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%	[17]
C000000605 [Member] | Government National Mortgage Association TBA 5 50 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[17]
C000000605 [Member] | Uniform Mortgage-Backed Securities TBA 4 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[17]
C000000605 [Member] | Government National Mortgage Association TBA 4 50 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[17]
C000000605 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[17]
C000000605 [Member] | Imperial Fund Mortgage Trust Series 2022 NQM1 Class M1 4 08 02 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[17]
C000000605 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[17]
C000000605 [Member] | Federal National Mortgage Association 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[17]
C000000605 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[17]
C000000605 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[17]
C000000605 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	69.90%
C000000605 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000000605 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000000605 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000000605 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000000605 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000029658 [Member] | Rexford Industrial Realty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[18]
C000029658 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[18]
C000029658 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[18]
C000029658 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[18]
C000029658 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[18]
C000029658 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%	[18]
C000029658 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[18]
C000029658 [Member] | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[18]
C000029658 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[18]
C000029658 [Member] | LEG Immobilien SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[18]
C000029658 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029658 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029658 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029658 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029658 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029658 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029658 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029658 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000029658 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029658 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000029658 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029660 [Member] | Rexford Industrial Realty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[19]
C000029660 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[19]
C000029660 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[19]
C000029660 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[19]
C000029660 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[19]
C000029660 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%	[19]
C000029660 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[19]
C000029660 [Member] | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[19]
C000029660 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[19]
C000029660 [Member] | LEG Immobilien SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[19]
C000029660 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029660 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029660 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029660 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029660 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029660 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029660 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029660 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000029660 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029660 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000029660 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029661 [Member] | Rexford Industrial Realty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[20]
C000029661 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[20]
C000029661 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[20]
C000029661 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[20]
C000029661 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[20]
C000029661 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%	[20]
C000029661 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[20]
C000029661 [Member] | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[20]
C000029661 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[20]
C000029661 [Member] | LEG Immobilien SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[20]
C000029661 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029661 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029661 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029661 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029661 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029661 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029661 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029661 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000029661 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029661 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000029661 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000071219 [Member] | Rexford Industrial Realty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[21]
C000071219 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[21]
C000071219 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[21]
C000071219 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[21]
C000071219 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[21]
C000071219 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%	[21]
C000071219 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[21]
C000071219 [Member] | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[21]
C000071219 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[21]
C000071219 [Member] | LEG Immobilien SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[21]
C000071219 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000071219 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000071219 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000071219 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000071219 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000071219 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000071219 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000071219 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000071219 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071219 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000071219 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029662 [Member] | Rexford Industrial Realty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[22]
C000029662 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[22]
C000029662 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[22]
C000029662 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[22]
C000029662 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[22]
C000029662 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%	[22]
C000029662 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[22]
C000029662 [Member] | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[22]
C000029662 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[22]
C000029662 [Member] | LEG Immobilien SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[22]
C000029662 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029662 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029662 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029662 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029662 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029662 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029662 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029662 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000029662 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029662 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000029662 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120678 [Member] | Rexford Industrial Realty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[23]
C000120678 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[23]
C000120678 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[23]
C000120678 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[23]
C000120678 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[23]
C000120678 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%	[23]
C000120678 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[23]
C000120678 [Member] | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[23]
C000120678 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[23]
C000120678 [Member] | LEG Immobilien SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[23]
C000120678 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000120678 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120678 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120678 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000120678 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120678 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000120678 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000120678 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000120678 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000120678 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000120678 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209395 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000209395 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000209395 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	48.30%
C000209395 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000209395 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000209399 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000209399 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000209399 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	48.30%
C000209399 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000209399 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000209396 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000209396 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000209396 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	48.30%
C000209396 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000209396 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000209397 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000209397 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000209397 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	48.30%
C000209397 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000209397 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000209398 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000209398 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000209398 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	48.30%
C000209398 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000209398 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000000609 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000000609 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000000609 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000000609 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000000609 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000000609 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000085154 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000085154 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000085154 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000085154 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000085154 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000085154 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000000610 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000000610 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000000610 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000000610 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000000610 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000000610 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000071214 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000071214 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000071214 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000071214 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000071214 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000071214 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000023120 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000023120 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000023120 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000023120 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000023120 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000023120 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000188950 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000188950 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000188950 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000188950 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000188950 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000188950 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000071217 [Member] | U S Treasury Notes 3 75 08 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[24]
C000071217 [Member] | BX Trust Series 2021 LGCY Class A 5 96 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[24]
C000071217 [Member] | BAMLL Commercial Mortgage Securities Trust Series 2015 200P Class A 3 22 04 14 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[24]
C000071217 [Member] | Avis Budget Rental Car Funding AESOP LLC Series 2022 5A Class A 6 12 04 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[24]
C000071217 [Member] | U S Treasury Notes 4 38 07 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[24]
C000071217 [Member] | Energy Transfer L P 5 50 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[24]
C000071217 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[24]
C000071217 [Member] | Ford Motor Credit Co LLC 5 85 05 17 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[24]
C000071217 [Member] | John Deere Capital Corp 5 30 09 08 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[24]
C000071217 [Member] | COLT Mortgage Loan Trust Series 2022 5 Class A1 4 55 04 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[24]
C000071217 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000071217 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000071217 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000071217 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000071217 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023124 [Member] | U S Treasury Notes 3 75 08 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[25]
C000023124 [Member] | BX Trust Series 2021 LGCY Class A 5 96 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[25]
C000023124 [Member] | BAMLL Commercial Mortgage Securities Trust Series 2015 200P Class A 3 22 04 14 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[25]
C000023124 [Member] | Avis Budget Rental Car Funding AESOP LLC Series 2022 5A Class A 6 12 04 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[25]
C000023124 [Member] | U S Treasury Notes 4 38 07 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[25]
C000023124 [Member] | Energy Transfer L P 5 50 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[25]
C000023124 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[25]
C000023124 [Member] | Ford Motor Credit Co LLC 5 85 05 17 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[25]
C000023124 [Member] | John Deere Capital Corp 5 30 09 08 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[25]
C000023124 [Member] | COLT Mortgage Loan Trust Series 2022 5 Class A1 4 55 04 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[25]
C000023124 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000023124 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023124 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023124 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000023124 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000120677 [Member] | U S Treasury Notes 3 75 08 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[26]
C000120677 [Member] | BX Trust Series 2021 LGCY Class A 5 96 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[26]
C000120677 [Member] | BAMLL Commercial Mortgage Securities Trust Series 2015 200P Class A 3 22 04 14 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[26]
C000120677 [Member] | Avis Budget Rental Car Funding AESOP LLC Series 2022 5A Class A 6 12 04 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[26]
C000120677 [Member] | U S Treasury Notes 4 38 07 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[26]
C000120677 [Member] | Energy Transfer L P 5 50 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[26]
C000120677 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[26]
C000120677 [Member] | Ford Motor Credit Co LLC 5 85 05 17 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[26]
C000120677 [Member] | John Deere Capital Corp 5 30 09 08 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[26]
C000120677 [Member] | COLT Mortgage Loan Trust Series 2022 5 Class A1 4 55 04 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[26]
C000120677 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000120677 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000120677 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000120677 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000120677 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209388 [Member] | U S Treasury Notes 4 50 11 30 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[27]
C000209388 [Member] | U S Treasury Notes 1 13 02 28 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[27]
C000209388 [Member] | U S Treasury Notes 1 38 01 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[27]
C000209388 [Member] | U S Treasury Notes 3 88 08 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[27]
C000209388 [Member] | U S Treasury Notes 3 88 11 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[27]
C000209388 [Member] | U S Treasury Notes 1 50 08 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[27]
C000209388 [Member] | U S Treasury Notes 1 38 11 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[27]
C000209388 [Member] | Uniform Mortgage Backed Securities TBA 2 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[27]
C000209388 [Member] | Uniform Mortgage Backed Securities TBA 3 50 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[27]
C000209388 [Member] | U S Treasury Notes 5 00 09 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[27]
C000209388 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%
C000209388 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209388 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
C000209388 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209388 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000209387 [Member] | U S Treasury Notes 4 50 11 30 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[28]
C000209387 [Member] | U S Treasury Notes 1 13 02 28 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[28]
C000209387 [Member] | U S Treasury Notes 1 38 01 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[28]
C000209387 [Member] | U S Treasury Notes 3 88 08 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[28]
C000209387 [Member] | U S Treasury Notes 3 88 11 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[28]
C000209387 [Member] | U S Treasury Notes 1 50 08 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[28]
C000209387 [Member] | U S Treasury Notes 1 38 11 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[28]
C000209387 [Member] | Uniform Mortgage Backed Securities TBA 2 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[28]
C000209387 [Member] | Uniform Mortgage Backed Securities TBA 3 50 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[28]
C000209387 [Member] | U S Treasury Notes 5 00 09 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[28]
C000209387 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%
C000209387 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209387 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
C000209387 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209387 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000209389 [Member] | U S Treasury Notes 4 50 11 30 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[29]
C000209389 [Member] | U S Treasury Notes 1 13 02 28 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[29]
C000209389 [Member] | U S Treasury Notes 1 38 01 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[29]
C000209389 [Member] | U S Treasury Notes 3 88 08 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[29]
C000209389 [Member] | U S Treasury Notes 3 88 11 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[29]
C000209389 [Member] | U S Treasury Notes 1 50 08 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[29]
C000209389 [Member] | U S Treasury Notes 1 38 11 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[29]
C000209389 [Member] | Uniform Mortgage Backed Securities TBA 2 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[29]
C000209389 [Member] | Uniform Mortgage Backed Securities TBA 3 50 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[29]
C000209389 [Member] | U S Treasury Notes 5 00 09 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[29]
C000209389 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%
C000209389 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209389 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
C000209389 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209389 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000209386 [Member] | U S Treasury Notes 4 50 11 30 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[30]
C000209386 [Member] | U S Treasury Notes 1 13 02 28 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[30]
C000209386 [Member] | U S Treasury Notes 1 38 01 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[30]
C000209386 [Member] | U S Treasury Notes 3 88 08 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[30]
C000209386 [Member] | U S Treasury Notes 3 88 11 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[30]
C000209386 [Member] | U S Treasury Notes 1 50 08 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[30]
C000209386 [Member] | U S Treasury Notes 1 38 11 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[30]
C000209386 [Member] | Uniform Mortgage Backed Securities TBA 2 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[30]
C000209386 [Member] | Uniform Mortgage Backed Securities TBA 3 50 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[30]
C000209386 [Member] | U S Treasury Notes 5 00 09 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[30]
C000209386 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%
C000209386 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209386 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
C000209386 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209386 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000209385 [Member] | U S Treasury Notes 4 50 11 30 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[31]
C000209385 [Member] | U S Treasury Notes 1 13 02 28 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[31]
C000209385 [Member] | U S Treasury Notes 1 38 01 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[31]
C000209385 [Member] | U S Treasury Notes 3 88 08 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[31]
C000209385 [Member] | U S Treasury Notes 3 88 11 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[31]
C000209385 [Member] | U S Treasury Notes 1 50 08 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[31]
C000209385 [Member] | U S Treasury Notes 1 38 11 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[31]
C000209385 [Member] | Uniform Mortgage Backed Securities TBA 2 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[31]
C000209385 [Member] | Uniform Mortgage Backed Securities TBA 3 50 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[31]
C000209385 [Member] | U S Treasury Notes 5 00 09 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[31]
C000209385 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%
C000209385 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209385 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
C000209385 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209385 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000209384 [Member] | U S Treasury Notes 4 50 11 30 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[32]
C000209384 [Member] | U S Treasury Notes 1 13 02 28 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[32]
C000209384 [Member] | U S Treasury Notes 1 38 01 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[32]
C000209384 [Member] | U S Treasury Notes 3 88 08 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[32]
C000209384 [Member] | U S Treasury Notes 3 88 11 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[32]
C000209384 [Member] | U S Treasury Notes 1 50 08 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[32]
C000209384 [Member] | U S Treasury Notes 1 38 11 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[32]
C000209384 [Member] | Uniform Mortgage Backed Securities TBA 2 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[32]
C000209384 [Member] | Uniform Mortgage Backed Securities TBA 3 50 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[32]
C000209384 [Member] | U S Treasury Notes 5 00 09 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[32]
C000209384 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%
C000209384 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209384 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
C000209384 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209384 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000000616 [Member] | Rexford Industrial Realty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[33]
C000000616 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[33]
C000000616 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[33]
C000000616 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[33]
C000000616 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[33]
C000000616 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%	[33]
C000000616 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%	[33]
C000000616 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%	[33]
C000000616 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[33]
C000000616 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[33]
C000000616 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000000616 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000000616 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000616 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000616 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000000616 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000616 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000616 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000616 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000616 [Member] | Timber REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000616 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000616 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000000616 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000618 [Member] | Rexford Industrial Realty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[34]
C000000618 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[34]
C000000618 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[34]
C000000618 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[34]
C000000618 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[34]
C000000618 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%	[34]
C000000618 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%	[34]
C000000618 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%	[34]
C000000618 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[34]
C000000618 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[34]
C000000618 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000000618 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000000618 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000618 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000618 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000000618 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000618 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000618 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000618 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000618 [Member] | Timber REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000618 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000618 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000000618 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000619 [Member] | Rexford Industrial Realty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[35]
C000000619 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[35]
C000000619 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[35]
C000000619 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[35]
C000000619 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[35]
C000000619 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%	[35]
C000000619 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%	[35]
C000000619 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%	[35]
C000000619 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[35]
C000000619 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[35]
C000000619 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000000619 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000000619 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000619 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000619 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000000619 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000619 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000619 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000619 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000619 [Member] | Timber REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000619 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000619 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000000619 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000071216 [Member] | Rexford Industrial Realty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[36]
C000071216 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[36]
C000071216 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[36]
C000071216 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[36]
C000071216 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[36]
C000071216 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%	[36]
C000071216 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%	[36]
C000071216 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%	[36]
C000071216 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[36]
C000071216 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[36]
C000071216 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000071216 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000071216 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000071216 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000071216 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000071216 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000071216 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000071216 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000071216 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000071216 [Member] | Timber REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000071216 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000071216 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000071216 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000620 [Member] | Rexford Industrial Realty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[37]
C000000620 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[37]
C000000620 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[37]
C000000620 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[37]
C000000620 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[37]
C000000620 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%	[37]
C000000620 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%	[37]
C000000620 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%	[37]
C000000620 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[37]
C000000620 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[37]
C000000620 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000000620 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000000620 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000620 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000620 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000000620 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000620 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000620 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000620 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000620 [Member] | Timber REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000620 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000620 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000000620 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023123 [Member] | Rexford Industrial Realty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[38]
C000023123 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[38]
C000023123 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[38]
C000023123 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[38]
C000023123 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[38]
C000023123 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%	[38]
C000023123 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%	[38]
C000023123 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%	[38]
C000023123 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[38]
C000023123 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[38]
C000023123 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000023123 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000023123 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000023123 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000023123 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000023123 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000023123 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000023123 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000023123 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023123 [Member] | Timber REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023123 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000023123 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000023123 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000120676 [Member] | Rexford Industrial Realty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[39]
C000120676 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[39]
C000120676 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[39]
C000120676 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[39]
C000120676 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[39]
C000120676 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%	[39]
C000120676 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%	[39]
C000120676 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%	[39]
C000120676 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[39]
C000120676 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[39]
C000120676 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000120676 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000120676 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000120676 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000120676 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000120676 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000120676 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000120676 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000120676 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000120676 [Member] | Timber REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120676 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000120676 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000120676 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000084556 [Member] | U S Treasury Notes 3 88 08 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[40]
C000084556 [Member] | U S Treasury Notes 4 00 07 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[40]
C000084556 [Member] | Abu Dhabi Government International Bond 5 50 04 30 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[40]
C000084556 [Member] | U S Treasury Bonds 4 63 05 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[40]
C000084556 [Member] | Coca Cola Co The 5 40 05 13 2064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[40]
C000084556 [Member] | Verizon Communications Inc 4 50 08 10 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[40]
C000084556 [Member] | Coca Cola Co The 5 30 05 13 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[40]
C000084556 [Member] | American Express Co 5 53 04 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%	[40]
C000084556 [Member] | Piedmont Operating Partnership L P 9 25 07 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%	[40]
C000084556 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[40]
C000084556 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000084556 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000084556 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084556 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000084556 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000084556 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000084553 [Member] | U S Treasury Notes 3 88 08 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[41]
C000084553 [Member] | U S Treasury Notes 4 00 07 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[41]
C000084553 [Member] | Abu Dhabi Government International Bond 5 50 04 30 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[41]
C000084553 [Member] | U S Treasury Bonds 4 63 05 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[41]
C000084553 [Member] | Coca Cola Co The 5 40 05 13 2064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[41]
C000084553 [Member] | Verizon Communications Inc 4 50 08 10 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[41]
C000084553 [Member] | Coca Cola Co The 5 30 05 13 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[41]
C000084553 [Member] | American Express Co 5 53 04 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%	[41]
C000084553 [Member] | Piedmont Operating Partnership L P 9 25 07 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%	[41]
C000084553 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[41]
C000084553 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000084553 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000084553 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084553 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000084553 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000084553 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000095838 [Member] | U S Treasury Notes 3 88 08 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[42]
C000095838 [Member] | U S Treasury Notes 4 00 07 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[42]
C000095838 [Member] | Abu Dhabi Government International Bond 5 50 04 30 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[42]
C000095838 [Member] | U S Treasury Bonds 4 63 05 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[42]
C000095838 [Member] | Coca Cola Co The 5 40 05 13 2064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[42]
C000095838 [Member] | Verizon Communications Inc 4 50 08 10 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[42]
C000095838 [Member] | Coca Cola Co The 5 30 05 13 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[42]
C000095838 [Member] | American Express Co 5 53 04 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%	[42]
C000095838 [Member] | Piedmont Operating Partnership L P 9 25 07 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%	[42]
C000095838 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[42]
C000095838 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000095838 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000095838 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000095838 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095838 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000095838 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000084554 [Member] | U S Treasury Notes 3 88 08 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[43]
C000084554 [Member] | U S Treasury Notes 4 00 07 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[43]
C000084554 [Member] | Abu Dhabi Government International Bond 5 50 04 30 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[43]
C000084554 [Member] | U S Treasury Bonds 4 63 05 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[43]
C000084554 [Member] | Coca Cola Co The 5 40 05 13 2064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[43]
C000084554 [Member] | Verizon Communications Inc 4 50 08 10 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[43]
C000084554 [Member] | Coca Cola Co The 5 30 05 13 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[43]
C000084554 [Member] | American Express Co 5 53 04 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%	[43]
C000084554 [Member] | Piedmont Operating Partnership L P 9 25 07 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%	[43]
C000084554 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[43]
C000084554 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000084554 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000084554 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084554 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000084554 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000084554 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000084555 [Member] | U S Treasury Notes 3 88 08 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[44]
C000084555 [Member] | U S Treasury Notes 4 00 07 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[44]
C000084555 [Member] | Abu Dhabi Government International Bond 5 50 04 30 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[44]
C000084555 [Member] | U S Treasury Bonds 4 63 05 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[44]
C000084555 [Member] | Coca Cola Co The 5 40 05 13 2064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[44]
C000084555 [Member] | Verizon Communications Inc 4 50 08 10 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[44]
C000084555 [Member] | Coca Cola Co The 5 30 05 13 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[44]
C000084555 [Member] | American Express Co 5 53 04 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%	[44]
C000084555 [Member] | Piedmont Operating Partnership L P 9 25 07 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%	[44]
C000084555 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[44]
C000084555 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000084555 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000084555 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084555 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000084555 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000084555 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000120680 [Member] | U S Treasury Notes 3 88 08 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[45]
C000120680 [Member] | U S Treasury Notes 4 00 07 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[45]
C000120680 [Member] | Abu Dhabi Government International Bond 5 50 04 30 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[45]
C000120680 [Member] | U S Treasury Bonds 4 63 05 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[45]
C000120680 [Member] | Coca Cola Co The 5 40 05 13 2064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[45]
C000120680 [Member] | Verizon Communications Inc 4 50 08 10 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[45]
C000120680 [Member] | Coca Cola Co The 5 30 05 13 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[45]
C000120680 [Member] | American Express Co 5 53 04 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%	[45]
C000120680 [Member] | Piedmont Operating Partnership L P 9 25 07 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%	[45]
C000120680 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[45]
C000120680 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000120680 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120680 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000120680 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000120680 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120680 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.